PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 7,603	$ 3,821
Accumulated depreciation	6,341	3,625
Property and equipment, net	1,262	196
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,690	743
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	468	308
Machinery and laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	621	621
Field service units [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,166	1,816
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 658	$ 333